Property and Equipment (Schedule of Estimated Future Amortization Expense of Software) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
2013	$ 85,808	$ 120,819
2014	77,757	77,757
2015	39,616	39,616
2016	12,738	12,738
Total	218,559	253,571
Software [Member]
2013	223,655	277,765
2014	298,207	277,765
2015	298,207	277,765
2016	237,917	217,474
2017	71,753	51,311
Total	$ 1,129,739	$ 1,102,080